Business Combination - Additional Information (Details)				3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) shares	Aug. 01, 2023 USD ($) $ / shares shares	Feb. 09, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2022 shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Feb. 28, 2023 USD ($)
Business Acquisition [Line Items]
Exchange ratio			0.978
Proceeds from Revenue Interest Financing | $								$ 40,000,000
Number of shares forfeited									0
Warrants outstanding	404,988			404,988				404,988
Warrants converted into warrants exercisable									436,711	500,483
Outstanding public warrants to purchase	18,759,838	18,759,838
Transaction costs | $		$ 22,700,000
Additional paid-in capital | $	$ 140,858,000	15,200,000		$ 140,858,000				$ 140,858,000	$ 99,875,000	$ 99,282,000
Business combination expense | $		5,000,000
Business combination one-time insurance payment | $		3,600,000
Public warrant liabilities | $	12,018,000			12,018,000				12,018,000
Earn-out liabilities | $	28,710,000	53,000,000		28,710,000				28,710,000
General and Administrative
Business Acquisition [Line Items]
Business combination expense | $		5,000,000
Fortress Term Loan
Business Acquisition [Line Items]
Issuance costs | $		$ 2,500,000
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding		13,206,922
Public warrant liabilities | $		$ 13,800,000
Business Combination Agreement
Business Acquisition [Line Items]
Sponsor loan excess amount | $		3,700,000
Revenue Interest Financing Agreement
Business Acquisition [Line Items]
Proceeds from Revenue Interest Financing | $		40,000,000
Direct costs and fees | $		1,200,000
Issuance costs | $		1,200,000
Revenue Interest Financing Agreement | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales			6.00%
Remittance of revenue interest payments percentage			10.00%
Conversion of PIPE subscription to revenue interest finance | $	$ 7,500,000		$ 7,500,000	$ 7,500,000				$ 7,500,000
Revenue Interest Financing Agreement | New Allurion
Business Acquisition [Line Items]
Proceeds from Revenue Interest Financing | $		$ 40,000,000
Revenue Interest Financing Agreement | New Allurion | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales			6.00%
Remittance of revenue interest payments percentage			10.00%
Fortress Credit Agreement
Business Acquisition [Line Items]
Shares issued		950,000
Fortress Credit Agreement | Term Loan Facility
Business Acquisition [Line Items]
Term loan borrowed | $		$ 60,000,000									$ 60,000,000
Backstop Agreement
Business Acquisition [Line Items]
Aggregate principal amount | $		$ 2,000,000
Shares issued upon conversion of convertible notes		700,000
RSU Forfeiture Agreement
Business Acquisition [Line Items]
Number of shares forfeited		79,232
PIPE Subscription Agreements
Business Acquisition [Line Items]
Aggregate purchase of shares		5,386,695
Purchase price per share | $ / shares		$ 7.04
Aggregate purchase price | $		$ 37,900,000
Common Stock
Business Acquisition [Line Items]
Warrants converted into warrants exercisable	404,988			404,988				404,988	442,470
Outstanding public warrants to purchase				4,976	492	3,554	1,519		137,285	73,349
Common Stock | Convertible Notes
Business Acquisition [Line Items]
Accured interest | $		$ 21,800,000
Shares issued upon conversion of convertible notes		3,301,222
Aggregate recognition APIC amount | $		$ 25,600,000
Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Exchange ratio		0.978
Conversion of shares		525,568
Sale of stock | $ / shares		$ 8.1
Common Stock | Business Combination Agreement | Warrant Amendment
Business Acquisition [Line Items]
Sale of stock | $ / shares		$ 8.1
Common Stock | RTW Side Letter
Business Acquisition [Line Items]
Shares issued		250,000
Common Stock | Backstop Agreement
Business Acquisition [Line Items]
Shares issued		700,000
Common Stock | HVL Termination Agreement
Business Acquisition [Line Items]
Shares issued		387,696
Common Stock | Gaur Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital		79,232
Class A Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Conversion of shares		1.420455
Class A Common Stock | Sponsor Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital		161,379
Class A Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Warrants outstanding		12,833,333
Warrants converted into warrants exercisable		2,088,327
Shares issued upon conversion		21,120
Class B Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Recapitalization of common stock		21,442,500
Recapitalization of additional shares		30,000